N-4	Apr. 16, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Apr. 16, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

If you withdraw money from your Contract during the first 5 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 7% of the Purchase Payment, declining to 0% after 5 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $7,000 on a $100,000 withdrawal.

Fee Tables Charges, Fees and Adjustments - Withdrawal Charge
Are There Transaction Charges?

Yes. Taking a loan, where allowable, will result in loan interest charges.

Other than withdrawal charges, there are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).

Optional Benefit Expenses
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Adjustments

Appendix: Investment Options Available Under the Contract

Charges, Fees and Adjustments – Optional Living Benefit Rider Charges

Charges, Fees and Adjustments – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	1.00%[1,2]	1.10%[1]
	2. Portfolio Company fees and expenses	0.29%[3]	3.48%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.50%[4]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,270.19	Highest Annual Cost: $5,611.28

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
● No loans or loan interest charges

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

3 As a percentage of Fund assets.

4 As a percentage of the Protected Payment Base or Protected Base (depending on the living benefit selected) and average daily Variable Account Value or Contract Value (depending on the optional death benefit selected).

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals?

If you withdraw money from your Contract during the first 5 years following your last Purchase Payment, you may be assessed a withdrawal charge. The maximum withdrawal charge is 7% of the Purchase Payment, declining to 0% after 5 years.

For example, if you make an early withdrawal, you could pay a withdrawal charge up to $7,000 on a $100,000 withdrawal.

Fee Tables

Charges, Fees and Adjustments - Withdrawal Charge

Surrender Charge Phaseout Period, Years	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]	Are There Transaction Charges?

Yes. Taking a loan, where allowable, will result in loan interest charges.

Other than withdrawal charges, there are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).

Optional Benefit Expenses

Ongoing Fees and Expenses [Table Text Block]	Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Charges Fees and Adjustments

Appendix: Investment Options Available Under the Contract

Charges, Fees and Adjustments – Optional Living Benefit Rider Charges

Charges, Fees and Adjustments – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

ANNUAL FEES

MINIMUM

MAXIMUM

1. Base Contract

1.00%[1,2]

1.10%[1]

2. Portfolio Company fees and expenses

0.29%[3]

3.48%[3]

3. Optional Benefits (for a single optional benefit, if elected)

0.10%[4]

1.50%[4]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $1,270.19

Highest Annual Cost: $5,611.28

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges● No loans or loan interest charges

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2 The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

3 As a percentage of Fund assets.

4 As a percentage of the Protected Payment Base or Protected Base (depending on the living benefit selected) and average daily Variable Account Value or Contract Value (depending on the optional death benefit selected).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.10%	[1]
Optional Benefits Minimum [Percent]	0.10%	[3]
Optional Benefits Maximum [Percent]	1.50%	[3]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base or Protected Base (depending on the living benefit selected) and average daily Variable Account Value or Contract Value (depending on the optional death benefit selected).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,270.19

Highest Annual Cost: $5,611.28

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers, or withdrawals

	● No loans or loan interest charges● No loans or loan interest charges
Lowest Annual Cost [Dollars]	$ 1,270.19
Highest Annual Cost [Dollars]	$ 5,611.28
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawal charges may apply for the first 5 years following your last Purchase Payment and will reduce the Contract Value if you withdraw money during that time.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract Charges, Fees and Adjustments - Withdrawal Charge
What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds and fixed options).

Each Investment Option(including any fixed option) will have its own unique risks. Any fixed option is not registered with the SEC.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Investment Options Available Under the Contract
What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to us, and any obligations(including any fixed option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract Pacific Life and the Separate Account

Investment Restrictions [Text Block]	Are There Restrictions on

Yes. Not all Variable Investment Options may be available to you.

Transfers between Variable Investment Options are limited to 25 each calendar year.

Transfers and Market-Timingthe Investment Options?

Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Transfers may not be made from a Variable Investment Option to any fixed option. Additional Fund transfer restrictions apply, such as transfer restrictions imposed by the Funds.

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Certain Investment Options described in this Prospectus may not be available depending on the broker-dealer through which the Contract is sold.

Restrictions

Additional Information-Changes to All Contracts

Appendix: Investment Options Available Under the Contract

Appendix: Financial Intermediary Variations

Key Information, Benefit Restrictions [Text Block]	Are There Any Restrictions on Contract Benefits?

Yes. Certain optional living benefits limit or restrict the Investment Options that you may select under the Contract. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit or optional death benefit at any time, including for current Contract Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. If we exercise that right, you will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

The optional death and/or living benefits may not be available in your state.

Certain Contract features and benefits described in this Prospectus may vary or may not be available depending on the broker-dealer through which your Contract was sold. You may obtain information about the optional benefits that are available to you by contacting your financial professional.

Death Benefits and Optional Death Benefit Riders

Optional Death Benefit Riders

Optional Living Benefit Riders

Additional Information – State Variations

Appendix: Investment Options Available Under the Contract

Appendix: Financial Intermediary Variations

Tax Implications [Text Block]	What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½. Tax consequences for loans and withdrawals generally differ.

Federal Tax Issues

Principal Risks of Investing in the Contract – Tax Consequences

Investment Professional Compensation [Text Block]	How Are

Some financial professionals may receive compensation for selling this Contract to you

DistributionInvestment Professionals Compensated?

in the form of commissions, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment that may pay less compensation.

Arrangements

Exchanges [Text Block]	Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Replacement of Life Insurance or Annuities

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted.

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments or Contract Value)[1]	7%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

Maximum Withdrawal Charge (as a percentage of Purchase Payments withdrawn)

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	7%	7%	6%	5%	3%	0%

The age is measured from the date of each Purchase Payment. The withdrawal charge may not apply or may be reduced under certain circumstances. For situations where a withdrawal charge may not apply, see WITHDRAWALS – Withdrawals Free of a Withdrawal Charge and see CHARGES, FEES AND ADJUSTMENTS for situations where the withdrawal charge amount may be reduced.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Annual Fee[2]	$50.00

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[3]	1.10%
Optional Benefit Expenses
Optional Death Benefit Maximum Charge (as a percentage of Contract Value)
Earnings Enhancement Death Benefit (EEDB) (including California version)	0.25%
Optional Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Return of Purchase Payments Death Benefit Rider	0.10%
Return of Purchase Payments Death Benefit Rider II	0.10%
Stepped-Up Death Benefit Rider	0.40%
Stepped-Up Death Benefit Rider II	0.40%
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)
CoreIncome Advantage Select (Single)	2.00%
CoreIncome Advantage Select (Joint)	2.50%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Protected Base)
Investment Guard (5-Year Option)*	3.50%
Investment Guard (7-Year Option)*	3.50%

Investment Guard (10-Year Option)*	3.50%
Optional Loan Expenses
Loan Interest Rate (net)[4]	2.00%

*The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

2 We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000 after deducting any outstanding loan and interest (your Net Contract Value). See CHARGES, FEES AND ADJUSTMENTS.

3As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

4 As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Options available under the Contract, including their annual expenses, may be found in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Annual Fund Expenses

Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.29%	3.48%

Examples

The Examples are intended to help you compare the cost of investing in the Variable Options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes all Contract Value is allocated to the Variable Options.

The example assumes that you invest $100,000 in the Variable Options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$17,531	$38,116	$55,603	$97,735

● If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$17,531	$32,716	$52,903	$97,735

● If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$11,231	$32,716	$52,903	$97,735

Transaction Expenses [Table Text Block]

Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments or Contract Value)[1]	7%

[1] Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

Maximum Withdrawal Charge (as a percentage of Purchase Payments withdrawn)

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	7%	7%	6%	5%	3%	0%

The age is measured from the date of each Purchase Payment. The withdrawal charge may not apply or may be reduced under certain circumstances. For situations where a withdrawal charge may not apply, see WITHDRAWALS – Withdrawals Free of a Withdrawal Charge and see CHARGES, FEES AND ADJUSTMENTS for situations where the withdrawal charge amount may be reduced.

Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Annual Fee[2]	$50.00

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[3]	1.10%
Optional Benefit Expenses
Optional Death Benefit Maximum Charge (as a percentage of Contract Value)
Earnings Enhancement Death Benefit (EEDB) (including California version)	0.25%
Optional Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Return of Purchase Payments Death Benefit Rider	0.10%
Return of Purchase Payments Death Benefit Rider II	0.10%
Stepped-Up Death Benefit Rider	0.40%
Stepped-Up Death Benefit Rider II	0.40%
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)
CoreIncome Advantage Select (Single)	2.00%
CoreIncome Advantage Select (Joint)	2.50%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Protected Base)
Investment Guard (5-Year Option)*	3.50%
Investment Guard (7-Year Option)*	3.50%

Investment Guard (10-Year Option)*	3.50%
Optional Loan Expenses
Loan Interest Rate (net)[4]	2.00%

*The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

2 We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000 after deducting any outstanding loan and interest (your Net Contract Value). See CHARGES, FEES AND ADJUSTMENTS.

3As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

4 As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans.

Administrative Expense, Current [Dollars]	$ 50	[4]
Administrative Expense, Footnotes [Text Block]	We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000 after deducting any outstanding loan and interest (your Net Contract Value). See CHARGES, FEES AND ADJUSTMENTS.
Base Contract Expense (of Average Account Value), Current [Percent]	1.10%	[5]
Base Contract Expense, Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.29%	3.48%

Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.29%	[6]
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	3.48%	[6]
Portfolio Company Expenses, Footnotes [Text Block]	As a percentage of Fund assets.
Surrender Example [Table Text Block]	● If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$17,531	$38,116	$55,603	$97,735

Surrender Expense, 1 Year, Maximum [Dollars]	$ 17,531
Surrender Expense, 3 Years, Maximum [Dollars]	38,116
Surrender Expense, 5 Years, Maximum [Dollars]	55,603
Surrender Expense, 10 Years, Maximum [Dollars]	$ 97,735
Annuitize Example [Table Text Block]	● If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$17,531	$32,716	$52,903	$97,735

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 17,531
Annuitized Expense, 3 Years, Maximum [Dollars]	32,716
Annuitized Expense, 5 Years, Maximum [Dollars]	52,903
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 97,735
No Surrender Example [Table Text Block]	● If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$11,231	$32,716	$52,903	$97,735

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,231
No Surrender Expense, 3 Years, Maximum [Dollars]	32,716
No Surrender Expense, 5 Years, Maximum [Dollars]	52,903
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 97,735
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Market Risk

You can lose money by investing in this Contract, including loss of principal. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. Certain Investment Options may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions. You bear the risk of any Investment Option you choose.

You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives. The risk could also have a significant negative impact on certain benefits and guarantees under the Contract. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Early Withdrawal Risks

This Contract is not suitable as short-term savings vehicle. This Contract may not be the right one for you if you need to withdraw money for short-term needs, because withdrawal charges and tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 65 years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Contract Changes Risk

We reserve the right to remove or substitute Investment Options, stop accepting additional Purchase Payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales.

Contract Benefits Risk

Certain benefits under the Contract may limit the Investment Options that are available to you and failure to follow these restrictions may result in a failure to receive the benefits under your Contract. If you choose an optional living benefit rider, you must follow any investment allocation requirements for the rider during the entire time you own the rider. The allowable Investment Options may seek to minimize market risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the benefit. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

The Contract offers dollar cost averaging, which neither assures a profit nor protects against a loss. Because systematic investing programs like dollar cost averaging involves continuous investing regardless of fluctuating price levels, you should carefully consider your tolerance to continue investing through periods of fluctuating prices. Also, you may miss out on potential growth if the market increases suddenly since systematic investing is spread out over time. The Contract also offers portfolio rebalancing services which allow you to automatically rebalance your values among Variable Investment Options based on percentages that you specify on a specific time frame (i.e. quarterly). Rebalancing may result in transferring out of a high performing Investment Option thereby reducing your potential for future growth. Similarly, rebalancing may result in transferring into an underperforming Investment Option.

We currently do not offer any asset allocation programs or models. We reserve the right to add an asset allocation model or program as an additional optional Investment Option in the future and add, remove or change allowable Investment Options at any time. Asset allocation, in general, is an investment strategy intended to optimize the selection of Investment Options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effect of market volatility over the long term. There is no guarantee that an asset allocation model or program will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Option, asset class or different combination of Investment Options. In addition, the model is subject to all the risks associated with its underlying Investment Options.

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations(including any fixed option), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value.. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Certain Contract features and benefits described in this Prospectus may vary or may not be available depending on the broker-dealer through which your Contract was sold. See Appendix: Financial Intermediary Variations in this Prospectus for more information.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging

Allows dollar cost averaging transfers from one Variable Investment Option to one or more Variable Investment Options. Dollar cost averaging may allow you to average the purchase prices of Variable Investment Options over time, and may permit a “smoothing” of abrupt peaks and drops in price.

No Charge

● Amounts can only be transferred to one or more Variable Investment Options.

● Can only have one dollar cost averaging program in effect and cannot have a DCA Plus program in effect at the same time.

● Only available prior to the Annuity Date.

DCA Plus

Allows dollar cost averaging transfers from the DCA Plus Fixed Option to one or more Variable Investment Options. Amounts held in the DCA Plus Fixed Option will earn a guaranteed minimum interest rate.

		No Charge	● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date. ● Program transfers do not count against limits on permitted transfers
Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Earnings Sweep	Allows you to automatically transfer your earnings from the Fidelity VIP Government Money Market to one or more Variable Investment Options.	No Charge

● Transfers can occur monthly, quarterly, semi-annually, or annually.

● Can only have one earnings sweep program in effect at one time.

● If withdrawals occur during a period, we will assume that the withdrawal was taken from earnings and will reduce the amount transferred during the period.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Death Benefit Amount	Provides a death benefit equal to the Net Contract Value.	No Charge	● Poor investment performance will reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.

Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Standard Benefits (Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Loans	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.

5% Fixed Annual Rate (The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount held in the Loan Account to secure your loan will earn a 3% annual return. The net amount of interest you will pay on your loan will be 2% annually)

● Not available to all Contract Owners.

● Contract Value held in Loan Account to secure Contract Debt earns interest at a 3% annual rate. The net annual interest rate charged on Contract Debt is 2%.

● You may have only one loan outstanding at any time.

● The minimum loan amount is $1,000, subject to certain state limitations.

● The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

● Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

CoreIncome Advantage Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.00% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● The Owner/Annuitant must be the Designated Life and be 85 or younger at purchase (for Non-Natural Owners, the youngest must be the Designated Life).

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 65 for the Designated Life.

● Taking a withdrawal before age 65 or withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.50% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● Owners/Annuitants must be the Designated Lives, and both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 65.

● Taking a withdrawal before the youngest Designated Life is age 65 or a withdrawal amounts that are

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (5-Year Option) – 10% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 5-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Maximum age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 5 years from the maximum annuitization age at time of purchase.

● The rider’s effective date is at least 5 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● Benefit and benefit charges terminate upon annuitization.
Investment Guard (7-Year Option) – 10% Buffer or 15% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 7-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Maximum age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 7 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 7 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, or 20% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 10-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● Cannot change Buffer Percentage during the Term of the rider.

● Maximum age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 10 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 10 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

Return of Purchase Payments Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.10% (as a percentage of average daily Variable Account Value)

● Not available for Contracts issued in California.

● Available only at contract purchase.

● Must be 85 or younger on the Contract Date.

● You may not own both the Return of Purchase Payments Death Benefit Rider and the Stepped-Up Death Benefit Rider at the same time.

● Certain ownership changes may reduce benefits.

● Withdrawals will proportionately reduce the benefit and the reduction made may be greater than the actual amount withdrawn.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Return of Purchase Payments Death Benefit II	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.10% (as a percentage of average daily Variable Account Value)

● Only available for Contracts issued in California.

● Available only at contract purchase.

● Must be 85 or younger on the Contract Date.

● You may not own both the Return of Purchase Payments Death Benefit Rider II and the Stepped-Up Death Benefit Rider II at the same time.

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Stepped-Up Death Benefit

This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this option, adjusted for withdrawals. Provides for step-ups to increase the death benefit amount under this benefit.

0.40% (as a percentage of average daily Variable Account Value)

● Not available for Contracts issued in California.

● Available only at contract purchase.

● Must be 75 or younger on Contract Date.

●  You may not own both the Return of Purchase Payments Death Benefit Rider and the Stepped-Up Death Benefit Rider at the same time.

● Certain ownership changes may reduce benefits

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

withdrawn.

● Step-ups stop once on the Contract Anniversary prior to the oldest owner or annuitant reaches age 81.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Stepped-Up Death Benefit II

This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this option, adjusted for withdrawals. Provides for step-ups to increase the death benefit amount under this benefit

0.40% (as a percentage of average daily Variable Account Value)

● Only available for Contracts issued in California

● Available only at contract purchase.

● Owner and Annuitant must be 75 or younger on the purchase date. You may not own both the Return of Purchase Payments Death Benefit Rider II and the Stepped-Up Death Benefit Rider II at the same time.

● Step-ups stop on the Contract Anniversary prior to the oldest Annuitant reaching age 81.

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Earning Enhancement Death Benefit	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any Earnings as of the date of death—to the death benefit proceeds.	0.25% (as a percentage of Contract Value)

● Not available for Contracts issue in California.

● Available at Contract purchase and within 60 days of Contract Issue.

● Owner and Annuitant must be 75 years on the date of purchase.

● Withdrawals are first taken from Earnings in the Contract.

● The enhanced amount percentage applied is based on the age of the oldest Owner on the Rider Effective Date or effective date of certain Owner changes.

● There is no additional amount added if there are no Earnings on the Contract as of the date of death.

● An ownership change to an Owner who is older than 75 will terminate the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

when the Contract Value is reduced to zero.
Earning Enhancement Death Benefit (for California)	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any Earnings as of the date of death—to the death benefit proceeds.	0.25% (as a percentage of Contract Value)

● Only available for Contracts issued in California.

● Available at Contract purchase and within 60 days of Contract Issue.

● Owner and Annuitant must be 75 years or younger on the date of purchase.

● Withdrawals are first taken from Earnings in the Contract.

● The enhanced amount percentage applied is based on the age of the oldest Annuitant on the Rider Effective Date.

● There is no additional amount added if there are no earnings on the Contract as of the date of death.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Benefits Available [Table Text Block]

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging

Allows dollar cost averaging transfers from one Variable Investment Option to one or more Variable Investment Options. Dollar cost averaging may allow you to average the purchase prices of Variable Investment Options over time, and may permit a “smoothing” of abrupt peaks and drops in price.

No Charge

● Amounts can only be transferred to one or more Variable Investment Options.

● Can only have one dollar cost averaging program in effect and cannot have a DCA Plus program in effect at the same time.

● Only available prior to the Annuity Date.

DCA Plus

Allows dollar cost averaging transfers from the DCA Plus Fixed Option to one or more Variable Investment Options. Amounts held in the DCA Plus Fixed Option will earn a guaranteed minimum interest rate.

		No Charge	● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date. ● Program transfers do not count against limits on permitted transfers
Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Earnings Sweep	Allows you to automatically transfer your earnings from the Fidelity VIP Government Money Market to one or more Variable Investment Options.	No Charge

● Transfers can occur monthly, quarterly, semi-annually, or annually.

● Can only have one earnings sweep program in effect at one time.

● If withdrawals occur during a period, we will assume that the withdrawal was taken from earnings and will reduce the amount transferred during the period.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Death Benefit Amount	Provides a death benefit equal to the Net Contract Value.	No Charge	● Poor investment performance will reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.

Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Standard Benefits (Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Loans	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.

5% Fixed Annual Rate (The interest charged on your Contract Debt will be a 5% fixed annual rate and the amount held in the Loan Account to secure your loan will earn a 3% annual return. The net amount of interest you will pay on your loan will be 2% annually)

● Not available to all Contract Owners.

● Contract Value held in Loan Account to secure Contract Debt earns interest at a 3% annual rate. The net annual interest rate charged on Contract Debt is 2%.

● You may have only one loan outstanding at any time.

● The minimum loan amount is $1,000, subject to certain state limitations.

● The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

● Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

CoreIncome Advantage Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.00% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● The Owner/Annuitant must be the Designated Life and be 85 or younger at purchase (for Non-Natural Owners, the youngest must be the Designated Life).

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 65 for the Designated Life.

● Taking a withdrawal before age 65 or withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.50% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● Owners/Annuitants must be the Designated Lives, and both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 65.

● Taking a withdrawal before the youngest Designated Life is age 65 or a withdrawal amounts that are

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (5-Year Option) – 10% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 5-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Maximum age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 5 years from the maximum annuitization age at time of purchase.

● The rider’s effective date is at least 5 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● Benefit and benefit charges terminate upon annuitization.
Investment Guard (7-Year Option) – 10% Buffer or 15% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 7-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Maximum age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 7 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 7 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, or 20% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 10-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● Cannot change Buffer Percentage during the Term of the rider.

● Maximum age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 10 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 10 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

Return of Purchase Payments Death Benefit	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.10% (as a percentage of average daily Variable Account Value)

● Not available for Contracts issued in California.

● Available only at contract purchase.

● Must be 85 or younger on the Contract Date.

● You may not own both the Return of Purchase Payments Death Benefit Rider and the Stepped-Up Death Benefit Rider at the same time.

● Certain ownership changes may reduce benefits.

● Withdrawals will proportionately reduce the benefit and the reduction made may be greater than the actual amount withdrawn.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Return of Purchase Payments Death Benefit II	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.	0.10% (as a percentage of average daily Variable Account Value)

● Only available for Contracts issued in California.

● Available only at contract purchase.

● Must be 85 or younger on the Contract Date.

● You may not own both the Return of Purchase Payments Death Benefit Rider II and the Stepped-Up Death Benefit Rider II at the same time.

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Stepped-Up Death Benefit

This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this option, adjusted for withdrawals. Provides for step-ups to increase the death benefit amount under this benefit.

0.40% (as a percentage of average daily Variable Account Value)

● Not available for Contracts issued in California.

● Available only at contract purchase.

● Must be 75 or younger on Contract Date.

●  You may not own both the Return of Purchase Payments Death Benefit Rider and the Stepped-Up Death Benefit Rider at the same time.

● Certain ownership changes may reduce benefits

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

withdrawn.

● Step-ups stop once on the Contract Anniversary prior to the oldest owner or annuitant reaches age 81.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Stepped-Up Death Benefit II

This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this option, adjusted for withdrawals. Provides for step-ups to increase the death benefit amount under this benefit

0.40% (as a percentage of average daily Variable Account Value)

● Only available for Contracts issued in California

● Available only at contract purchase.

● Owner and Annuitant must be 75 or younger on the purchase date. You may not own both the Return of Purchase Payments Death Benefit Rider II and the Stepped-Up Death Benefit Rider II at the same time.

● Step-ups stop on the Contract Anniversary prior to the oldest Annuitant reaching age 81.

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Earning Enhancement Death Benefit	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any Earnings as of the date of death—to the death benefit proceeds.	0.25% (as a percentage of Contract Value)

● Not available for Contracts issue in California.

● Available at Contract purchase and within 60 days of Contract Issue.

● Owner and Annuitant must be 75 years on the date of purchase.

● Withdrawals are first taken from Earnings in the Contract.

● The enhanced amount percentage applied is based on the age of the oldest Owner on the Rider Effective Date or effective date of certain Owner changes.

● There is no additional amount added if there are no Earnings on the Contract as of the date of death.

● An ownership change to an Owner who is older than 75 will terminate the rider.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

when the Contract Value is reduced to zero.
Earning Enhancement Death Benefit (for California)	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any Earnings as of the date of death—to the death benefit proceeds.	0.25% (as a percentage of Contract Value)

● Only available for Contracts issued in California.

● Available at Contract purchase and within 60 days of Contract Issue.

● Owner and Annuitant must be 75 years or younger on the date of purchase.

● Withdrawals are first taken from Earnings in the Contract.

● The enhanced amount percentage applied is based on the age of the oldest Annuitant on the Rider Effective Date.

● There is no additional amount added if there are no earnings on the Contract as of the date of death.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Investment Options available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Certain Investment Options may not be available depending on the broker-dealer through which the Contract is sold. See APPENDIX: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS American High-Income Trust Class 4; Capital Research and Management Company℠	0.87%[1]	7.93%	5.33%	6.68%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4; Capital Research and Management Company℠	0.79%	15.59%	8.70%	9.50%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 4; Capital Research and Management Company℠	0.77%[1]	20.16%	8.82%	7.32%
Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 4; Capital Research and Management Company℠	0.98%	9.03%	-2.76%	0.97%
Provide you with long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 4; Capital Research and Management Company℠	0.91%[1]	24.46%	10.01%	10.74%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide long-term growth of capital.	American Funds IS EUPAC Fund Class 4 (formerly American Funds IS International Fund); Capital Research and Management Company℠	0.97%[1]	26.41%	3.14%	6.73%
Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds IS Global Balanced Fund Class 4; Capital Research and Management Company℠	1.01%[1]	16.96%	5.85%	7.43%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 4; Capital Research and Management Company℠	0.90%[1]	21.34%	7.97%	11.89%
Provide growth of capital.	American Funds IS Growth Fund Class 4; Capital Research and Management Company℠	0.83%	19.93%	13.09%	17.67%
Seeks to provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 4; Capital Research and Management Company℠	0.78%	17.77%	13.62%	13.63%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 4; Capital Research and Management Company℠	1.06%	35.09%	7.42%	7.54%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2; Capital Research and Management Company℠	0.90%	11.67%	6.43%	7.17%
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 4; Capital Research and Management Company℠	1.07%[1]	27.92%	5.06%	8.98%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide long-term growth of capital.	American Funds IS SMALLCAP World Fund Class 4 (formerly American Funds IS Global Small Capitalization Fund); Capital Research and Management Company℠	1.15%[1]	14.33%	0.23%	6.96%
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 4; Capital Research and Management Company℠	0.72%[1]	6.98%	-0.38%	2.11%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 4; Capital Research and Management Company℠	0.75%[1]	7.54%	-0.49%	1.45%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 4; Capital Research and Management Company℠	0.75%[1]	16.90%	13.60%	12.08%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	0.33%[1]	15.68%	7.33%	8.74%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.01%[1]	19.51%	5.51%	7.33%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.79%	21.24%	15.08%	15.49%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.78%[1]	15.51%	6.52%	8.03%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.35%	4.03%	3.02%	1.95%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.88%	8.58%	2.79%	4.40%
Seeks to provide total return.	First Trust Dorsey Wright Tactical Core Portfolio Class I; First Trust Advisors L.P.	1.28%[1]	9.69%	5.34%	6.63%
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I; First Trust Advisors L.P.	1.18%	5.30%	3.98%	6.68%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4; Franklin Advisers, Inc.	0.92%[1]	12.53%	5.59%	7.19%
To maximize income while maintain prospects for capital appreciation.	Franklin Income VIP Fund Class 2; Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund Class 2; Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 2; Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Long-term capital appreciation.	Invesco V.I. American Value Fund Series II; Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II; Invesco Advisers, Inc.	1.13%[1]	8.69%	2.27%	4.91%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund Series II; Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks capital appreciation.	Invesco V.I. Global Fund Series II; Invesco Advisers, Inc.	1.06%	15.02%	7.01%	10.72%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund Series II; Invesco Advisers, Inc.	1.27%	7.61%	1.49%	2.18%
Seeks capital appreciation.	Invesco V.I. International Growth Fund Series II (formerly Invesco Oppenheimer V.I. International Growth Fund); Invesco Advisers, Inc.	1.25%[1]	15.53%	1.88%	5.34%
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - December Series II; Invesco Advisers, Inc.	0.96%[1]	12.37%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - June Series II; Invesco Advisers, Inc.	0.96%[1]	13.35%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - March Series II; Invesco Advisers, Inc.	0.96%[1]	7.25%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - September Series II; Invesco Advisers, Inc.	0.96%[1]	12.63%	N/A	N/A
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares; Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio Service Shares; Janus Henderson Investors US LLC	0.82%[1]	7.22%	-0.47%	2.07%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund - Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Series Fund - Total Return Portfolio Class VC; Lord Abbett & Co. LLC	0.71%	7.19%	0.06%	2.27%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Service Class[2]; Lincoln Financial Investments Corporation ("LFI") (American Century Investment Management, Inc.)	1.01%[1]	8.83%	8.72%	8.96%
Seeks total return.	MFS Utilities Series – Service Class; Massachusetts Financial Services Company	1.03%[1]	14.76%	7.38%	9.22%
Seeks total return.	MFS® Total Return Series – Service Class; Massachusetts Financial Services Company	0.86%[1]	10.91%	6.16%	7.36%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide total return.	Nomura VIP Asset Strategy Series Service Class (formerly Macquarie VIP Asset Strategy Series); Delaware Management Company	0.77%[1]	16.66%	7.07%	7.84%
Seeks to provide capital growth and appreciation.	Nomura VIP Energy Series Service Class (formerly Macquarie VIP Energy Series); Delaware Management Company	1.10%[1]	11.89%	18.61%	1.74%
Seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors, LLC	0.66%[1]	7.16%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class I; Pacific Life Fund Advisors, LLC	0.95%[1]	N/A	N/A	N/A
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.75%	6.73%	0.66%	3.13%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Loomis Sayles & Company, L.P.)	0.65%	7.85%	-1.95%	2.27%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.88%[1]	14.39%	10.57%	12.37%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	1.04%[1]	15.68%	3.42%	5.13%
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class I; Pacific Life Fund Advisors LLC (Goldman Sachs Asset Management, L.P.)	1.07%[1]	33.37%	-0.39%	6.18%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.29%	17.55%	14.12%	14.49%
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.95%	6.30%	6.10%	5.52%
Seeks long-term growth of capital.	Pacific Select Fund Focused Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Janus Henderson Investors US LLC)	0.97%	17.95%	10.55%	15.71%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.79%	12.01%	11.19%	15.58%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	1.15%	16.29%	5.78%	9.55%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.86%	7.11%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.65%	7.27%	4.04%	5.86%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.30%	7.99%	1.31%	3.26%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.65%	7.08%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.67%[1]	32.53%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.99%	22.68%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	1.00%[1]	22.58%	7.98%	8.86%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC.)	1.12%[1]	23.41%	6.23%	6.46%
Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.	Pacific Select Fund International Value Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	0.91%	47.74%	17.00%	9.71%
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.69%	14.43%	12.82%	12.76%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.87%[1]	15.39%	10.20%	15.08%
Seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.66%[1]	18.31%	N/A	N/A
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Newton Investment Management North America, LLC ("BNY Newton"))	0.82%[1]	9.97%	9.95%	9.80%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Federated MDTA LLC)	0.89%[1]	2.22%	0.25%	11.07%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class I); Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.66%[1]	9.01%	6.84%	11.04%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.95%	11.15%	10.95%	10.09%
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	18.94%	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	11.93%	4.34%	6.11%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	16.49%	8.13%	9.71%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	13.94%	6.51%	8.09%
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.94%	17.08%	7.80%	9.06%
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	9.95%	2.42%	4.12%
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.93%	15.31%	6.68%	8.22%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I; Pacific Life Fund Advisors LLC	0.91%	13.27%	5.71%	7.18%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	12.06%	4.06%	5.69%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I (formerly called Class D); Pacific Life Fund Advisors LLC	0.68%	15.22%	6.95%	7.99%
Seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]	20.44%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	1.01%[1]	2.12%	5.30%	5.29%
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.65%	5.42%	1.95%	2.17%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	0.92%[1]	7.83%	8.03%	9.03%
Seeks capital appreciation; no consideration is given to income.	Pacific Select Fund Small-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Goldman Sachs Asset Management)	0.86%	11.99%	-0.58%	10.33%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.57%	12.22%	5.49%	8.99%
Seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.70%[1]	12.49%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Avantis Investors by American Century)	0.84%[1]	5.70%	6.37%	7.36%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM LLC)	1.05%[1]	22.65%	13.53%	17.45%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Total Return Portfolio Class I (formerly called Pacific Select Fund Managed Bond Portfolio Class I); Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.07%	8.98%	0.27%	2.47%
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.89%[1]	9.57%	11.52%	9.94%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management, LLC)	0.87%[1]	20.39%	10.73%	8.89%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class; Pacific Investment Management Company, LLC	3.29%[1]	18.85%	10.47%	6.43%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Advisor Class; Pacific Investment Management Company, LLC	1.02%	10.08%	3.31%	N/A
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Class 2; Franklin Advisers, Inc.	0.75%[1]	15.73%	-0.96%	-0.15%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2]Effective May 1, 2026, transfer requests and premium allocations designated to this Investment Option are no longer accepted. If you were invested in this option prior to the effective date, you may continue to allocate premiums to this option. If at any time, you reduce your investment in this fund to $0, you will not be able to invest in this fund again in the future.

FIXED OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before we do so. See YOUR INVESTMENT OPTIONS – Your Fixed Options in the Prospectus for more information.

Name	Term	Minimum Guaranteed Interest Rate
DCA Plus Fixed Option (unregistered fixed option)	6 months*	2.7%
DCA Plus Fixed Option (unregistered fixed option)	12 months*	2.7%

* 6 or 12 month terms are currently offered. However, DCA Plus provides a way to transfer amounts monthly from the DCA Plus Fixed Option to one or more Variable Investment Option(s) currently over a period of up to 24 months, depending on what Guarantee Terms we offer. Please contact us for the Guarantee Terms currently available.

The DCA Plus Fixed Option is part of PLIC’s General Account assets. These General Account assets include all assets of PLIC other than those held in the Separate Accounts sponsored by PLIC or its affiliates.

Any interest in the Fixed Account is not a security under the Securities Act of 1933 and the Fixed Account is not registered under or regulated by the Investment Company Act of 1940. Accordingly, the Fixed Account is not offered by virtue of the Prospectus. The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.

Investment income from the Fixed Account allocated to us includes compensation for risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee that for the life of the Contract interest credited to your Fixed Option during the Fixed Account Term beginning on the Issue Date will not be accumulated at less than the Minimum Guaranteed Interest Rate allowed by state law. The current Minimum Guaranteed Interest Rate applicable to any Contract will not be less than 1%. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the Minimum Guaranteed Interest Rate at our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the Minimum Guaranteed Interest Rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors. See the DCA Plus Fixed Option section for additional information.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Investment Options available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Certain Investment Options may not be available depending on the broker-dealer through which the Contract is sold. See APPENDIX: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS American High-Income Trust Class 4; Capital Research and Management Company℠	0.87%[1]	7.93%	5.33%	6.68%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4; Capital Research and Management Company℠	0.79%	15.59%	8.70%	9.50%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 4; Capital Research and Management Company℠	0.77%[1]	20.16%	8.82%	7.32%
Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 4; Capital Research and Management Company℠	0.98%	9.03%	-2.76%	0.97%
Provide you with long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 4; Capital Research and Management Company℠	0.91%[1]	24.46%	10.01%	10.74%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide long-term growth of capital.	American Funds IS EUPAC Fund Class 4 (formerly American Funds IS International Fund); Capital Research and Management Company℠	0.97%[1]	26.41%	3.14%	6.73%
Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds IS Global Balanced Fund Class 4; Capital Research and Management Company℠	1.01%[1]	16.96%	5.85%	7.43%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 4; Capital Research and Management Company℠	0.90%[1]	21.34%	7.97%	11.89%
Provide growth of capital.	American Funds IS Growth Fund Class 4; Capital Research and Management Company℠	0.83%	19.93%	13.09%	17.67%
Seeks to provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 4; Capital Research and Management Company℠	0.78%	17.77%	13.62%	13.63%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 4; Capital Research and Management Company℠	1.06%	35.09%	7.42%	7.54%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2; Capital Research and Management Company℠	0.90%	11.67%	6.43%	7.17%
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 4; Capital Research and Management Company℠	1.07%[1]	27.92%	5.06%	8.98%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide long-term growth of capital.	American Funds IS SMALLCAP World Fund Class 4 (formerly American Funds IS Global Small Capitalization Fund); Capital Research and Management Company℠	1.15%[1]	14.33%	0.23%	6.96%
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 4; Capital Research and Management Company℠	0.72%[1]	6.98%	-0.38%	2.11%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 4; Capital Research and Management Company℠	0.75%[1]	7.54%	-0.49%	1.45%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 4; Capital Research and Management Company℠	0.75%[1]	16.90%	13.60%	12.08%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	0.33%[1]	15.68%	7.33%	8.74%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.01%[1]	19.51%	5.51%	7.33%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.79%	21.24%	15.08%	15.49%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.78%[1]	15.51%	6.52%	8.03%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.35%	4.03%	3.02%	1.95%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.88%	8.58%	2.79%	4.40%
Seeks to provide total return.	First Trust Dorsey Wright Tactical Core Portfolio Class I; First Trust Advisors L.P.	1.28%[1]	9.69%	5.34%	6.63%
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I; First Trust Advisors L.P.	1.18%	5.30%	3.98%	6.68%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4; Franklin Advisers, Inc.	0.92%[1]	12.53%	5.59%	7.19%
To maximize income while maintain prospects for capital appreciation.	Franklin Income VIP Fund Class 2; Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund Class 2; Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 2; Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Long-term capital appreciation.	Invesco V.I. American Value Fund Series II; Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II; Invesco Advisers, Inc.	1.13%[1]	8.69%	2.27%	4.91%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund Series II; Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks capital appreciation.	Invesco V.I. Global Fund Series II; Invesco Advisers, Inc.	1.06%	15.02%	7.01%	10.72%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund Series II; Invesco Advisers, Inc.	1.27%	7.61%	1.49%	2.18%
Seeks capital appreciation.	Invesco V.I. International Growth Fund Series II (formerly Invesco Oppenheimer V.I. International Growth Fund); Invesco Advisers, Inc.	1.25%[1]	15.53%	1.88%	5.34%
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - December Series II; Invesco Advisers, Inc.	0.96%[1]	12.37%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - June Series II; Invesco Advisers, Inc.	0.96%[1]	13.35%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - March Series II; Invesco Advisers, Inc.	0.96%[1]	7.25%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - September Series II; Invesco Advisers, Inc.	0.96%[1]	12.63%	N/A	N/A
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares; Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio Service Shares; Janus Henderson Investors US LLC	0.82%[1]	7.22%	-0.47%	2.07%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund - Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Series Fund - Total Return Portfolio Class VC; Lord Abbett & Co. LLC	0.71%	7.19%	0.06%	2.27%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Service Class[2]; Lincoln Financial Investments Corporation ("LFI") (American Century Investment Management, Inc.)	1.01%[1]	8.83%	8.72%	8.96%
Seeks total return.	MFS Utilities Series – Service Class; Massachusetts Financial Services Company	1.03%[1]	14.76%	7.38%	9.22%
Seeks total return.	MFS® Total Return Series – Service Class; Massachusetts Financial Services Company	0.86%[1]	10.91%	6.16%	7.36%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide total return.	Nomura VIP Asset Strategy Series Service Class (formerly Macquarie VIP Asset Strategy Series); Delaware Management Company	0.77%[1]	16.66%	7.07%	7.84%
Seeks to provide capital growth and appreciation.	Nomura VIP Energy Series Service Class (formerly Macquarie VIP Energy Series); Delaware Management Company	1.10%[1]	11.89%	18.61%	1.74%
Seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors, LLC	0.66%[1]	7.16%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class I; Pacific Life Fund Advisors, LLC	0.95%[1]	N/A	N/A	N/A
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.75%	6.73%	0.66%	3.13%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Loomis Sayles & Company, L.P.)	0.65%	7.85%	-1.95%	2.27%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.88%[1]	14.39%	10.57%	12.37%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	1.04%[1]	15.68%	3.42%	5.13%
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class I; Pacific Life Fund Advisors LLC (Goldman Sachs Asset Management, L.P.)	1.07%[1]	33.37%	-0.39%	6.18%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.29%	17.55%	14.12%	14.49%
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.95%	6.30%	6.10%	5.52%
Seeks long-term growth of capital.	Pacific Select Fund Focused Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Janus Henderson Investors US LLC)	0.97%	17.95%	10.55%	15.71%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.79%	12.01%	11.19%	15.58%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	1.15%	16.29%	5.78%	9.55%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.86%	7.11%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.65%	7.27%	4.04%	5.86%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.30%	7.99%	1.31%	3.26%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.65%	7.08%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.67%[1]	32.53%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.99%	22.68%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	1.00%[1]	22.58%	7.98%	8.86%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC.)	1.12%[1]	23.41%	6.23%	6.46%
Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.	Pacific Select Fund International Value Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	0.91%	47.74%	17.00%	9.71%
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.69%	14.43%	12.82%	12.76%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.87%[1]	15.39%	10.20%	15.08%
Seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.66%[1]	18.31%	N/A	N/A
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Newton Investment Management North America, LLC ("BNY Newton"))	0.82%[1]	9.97%	9.95%	9.80%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Federated MDTA LLC)	0.89%[1]	2.22%	0.25%	11.07%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class I); Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.66%[1]	9.01%	6.84%	11.04%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.95%	11.15%	10.95%	10.09%
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	18.94%	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	11.93%	4.34%	6.11%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	16.49%	8.13%	9.71%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	13.94%	6.51%	8.09%
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.94%	17.08%	7.80%	9.06%
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	9.95%	2.42%	4.12%
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.93%	15.31%	6.68%	8.22%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I; Pacific Life Fund Advisors LLC	0.91%	13.27%	5.71%	7.18%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	12.06%	4.06%	5.69%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I (formerly called Class D); Pacific Life Fund Advisors LLC	0.68%	15.22%	6.95%	7.99%
Seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]	20.44%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	1.01%[1]	2.12%	5.30%	5.29%
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.65%	5.42%	1.95%	2.17%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	0.92%[1]	7.83%	8.03%	9.03%
Seeks capital appreciation; no consideration is given to income.	Pacific Select Fund Small-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Goldman Sachs Asset Management)	0.86%	11.99%	-0.58%	10.33%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.57%	12.22%	5.49%	8.99%
Seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.70%[1]	12.49%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Avantis Investors by American Century)	0.84%[1]	5.70%	6.37%	7.36%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM LLC)	1.05%[1]	22.65%	13.53%	17.45%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Total Return Portfolio Class I (formerly called Pacific Select Fund Managed Bond Portfolio Class I); Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.07%	8.98%	0.27%	2.47%
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.89%[1]	9.57%	11.52%	9.94%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management, LLC)	0.87%[1]	20.39%	10.73%	8.89%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class; Pacific Investment Management Company, LLC	3.29%[1]	18.85%	10.47%	6.43%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Advisor Class; Pacific Investment Management Company, LLC	1.02%	10.08%	3.31%	N/A
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Class 2; Franklin Advisers, Inc.	0.75%[1]	15.73%	-0.96%	-0.15%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2]Effective May 1, 2026, transfer requests and premium allocations designated to this Investment Option are no longer accepted. If you were invested in this option prior to the effective date, you may continue to allocate premiums to this option. If at any time, you reduce your investment in this fund to $0, you will not be able to invest in this fund again in the future.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before we do so. See YOUR INVESTMENT OPTIONS – Your Fixed Options in the Prospectus for more information.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
DCA Plus Fixed Option (unregistered fixed option)	6 months*	2.7%
DCA Plus Fixed Option (unregistered fixed option)	12 months*	2.7%

* 6 or 12 month terms are currently offered. However, DCA Plus provides a way to transfer amounts monthly from the DCA Plus Fixed Option to one or more Variable Investment Option(s) currently over a period of up to 24 months, depending on what Guarantee Terms we offer. Please contact us for the Guarantee Terms currently available.

American Funds IS American High-Income Trust Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide you with a high level of current income. Its secondary investment objective is capital appreciation.
Portfolio Company Name [Text Block]	American Funds IS American High-Income Trust Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.87%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.68%
American Funds IS Asset Allocation Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
American Funds IS Capital Income Builder® Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Capital Income Builder® Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.77%	[7]
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.32%
American Funds IS Capital World Bond Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Name [Text Block]	American Funds IS Capital World Bond Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	(2.76%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
American Funds IS Capital World Growth and Income Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide you with long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds IS Capital World Growth and Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.91%	[7]
Average Annual Total Returns, 1 Year [Percent]	24.46%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	10.74%
American Funds IS EUPAC Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS EUPAC Fund Class 4 (formerly American Funds IS International Fund)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.97%	[7]
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.73%
American Funds IS Global Balanced Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
Portfolio Company Name [Text Block]	American Funds IS Global Balanced Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.01%	[7]
Average Annual Total Returns, 1 Year [Percent]	16.96%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	7.43%
American Funds IS Global Growth Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Global Growth Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.90%	[7]
Average Annual Total Returns, 1 Year [Percent]	21.34%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	11.89%
American Funds IS Growth Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Growth Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
American Funds IS Growth-Income Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds IS Growth-Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
American Funds IS International Growth and Income Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds IS International Growth and Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	35.09%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.54%
American Funds IS Managed Risk Asset Allocation Fund Class P2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Portfolio Company Name [Text Block]	American Funds IS Managed Risk Asset Allocation Fund Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	7.17%
American Funds IS New World Fund® Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds IS New World Fund® Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.07%	[7]
Average Annual Total Returns, 1 Year [Percent]	27.92%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
American Funds IS SMALLCAP World Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS SMALLCAP World Fund Class 4 (formerly American Funds IS Global Small Capitalization Fund)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.15%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
American Funds IS The Bond Fund of America Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	American Funds IS The Bond Fund of America Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.72%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
American Funds IS U.S. Government Securities Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	American Funds IS U.S. Government Securities Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.75%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.45%
American Funds IS Washington Mutual Investors Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.75%	[7]
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
BlackRock 60/40 Target Allocation ETF V.I. Fund Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.33%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	8.74%
BlackRock Global Allocation V.I. Fund Class III [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.01%	[7]
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Fidelity® VIP Contrafund® Portfolio Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Fidelity® VIP FundsManager® 60% Portfolio Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.78%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Fidelity® VIP Government Money Market Portfolio Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Fidelity® VIP Strategic Income Portfolio Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income. The fund may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
First Trust Dorsey Wright Tactical Core Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	First Trust Dorsey Wright Tactical Core Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.28%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.69%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	6.63%
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Franklin Allocation VIP Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal.
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.92%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Franklin Income VIP Fund Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize income while maintain prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Franklin Mutual Global Discovery VIP Fund Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	23.34%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Franklin Rising Dividends VIP Fund Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.10%
Invesco V.I. American Value Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Invesco V.I. Balanced-Risk Allocation Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Invesco V.I. Equity and Income Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Both capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.64%
Invesco V.I. Global Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Invesco V.I. Global Real Estate Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return through growth of capital and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	7.61%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	2.18%
Invesco V.I. International Growth Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund Series II (formerly Invesco Oppenheimer V.I. International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Invesco® V.I. S&P 500 Buffer Fund - December Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - December Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.37%
Invesco® V.I. S&P 500 Buffer Fund - June Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - June Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.35%
Invesco® V.I. S&P 500 Buffer Fund - March Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - March Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Invesco® V.I. S&P 500 Buffer Fund - September Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - September Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.63%
Janus Henderson Balanced Portfolio Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Janus Henderson Flexible Bond Portfolio Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
LVIP American Century Mid Cap Value Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.	[8]
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Service Class	[8]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation ("LFI")	[8]
Portfolio Company Subadviser [Text Block]	(American Century Investment Management, Inc.)	[8]
Current Expenses [Percent]	1.01%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	8.83%	[8]
Average Annual Total Returns, 5 Years [Percent]	8.72%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.96%	[8]
Lord Abbett Series Fund - Bond Debenture Portfolio Class VC [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Bond Debenture Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Lord Abbett Series Fund - Total Return Portfolio Class VC [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks income and capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Total Return Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.27%
MFS® Total Return Series – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Total Return Series – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	7.36%
MFS Utilities Series – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS Utilities Series – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Nomura VIP Asset Strategy Series Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series Service Class (formerly Macquarie VIP Asset Strategy Series)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.77%	[7]
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Nomura VIP Energy Series Service Class (formerly Macquarie VIP Energy Series) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Energy Series Service Class (formerly Macquarie VIP Energy Series)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.10%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	18.61%
Average Annual Total Returns, 10 Years [Percent]	1.74%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	3.29%	[7]
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	6.43%
PIMCO Income Portfolio – Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.
Portfolio Company Name [Text Block]	PIMCO Income Portfolio – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Pacific Select Fund Bond Plus Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Bond Plus Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.66%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.16%
Pacific Select Fund Capital Appreciation Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Capital Appreciation Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.95%	[7]
Pacific Select Fund Core Income Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income; capital appreciation is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Core Income Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	0.66%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Pacific Select Fund Diversified Bond Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Diversified Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Loomis Sayles & Company, L.P.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	(1.95%)
Average Annual Total Returns, 10 Years [Percent]	2.27%
Pacific Select Fund Dividend Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks dividend income and long-term capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Dividend Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Pacific Select Fund Emerging Markets Debt Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Debt Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.04%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.13%
Pacific Select Fund Emerging Markets Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.07%	[7]
Average Annual Total Returns, 1 Year [Percent]	33.37%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	6.18%
Pacific Select Fund Equity Index Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Portfolio Company Name [Text Block]	Pacific Select Fund Equity Index Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.12%
Average Annual Total Returns, 10 Years [Percent]	14.49%
Pacific Select Fund Floating Rate Income Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Name [Text Block]	Pacific Select Fund Floating Rate Income Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.10%
Average Annual Total Returns, 10 Years [Percent]	5.52%
Pacific Select Fund Focused Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Focused Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.95%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	15.71%
Pacific Select Fund Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	15.58%
Pacific Select Fund Health Sciences Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Health Sciences Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Pacific Select Fund Hedged Equity Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Hedged Equity Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Pacific Select Fund High Yield Bond Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Name [Text Block]	Pacific Select Fund High Yield Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	5.86%
Pacific Select Fund Inflation Managed Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Inflation Managed Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	7.99%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Pacific Select Fund Intermediate Bond Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Pacific Select Fund Intermediate Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.08%
Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.67%	[7]
Average Annual Total Returns, 1 Year [Percent]	32.53%
Pacific Select Fund International Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund International Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	22.68%
Pacific Select Fund International Large-Cap Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund International Large-Cap Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.00%	[7]
Average Annual Total Returns, 1 Year [Percent]	22.58%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Pacific Select Fund International Small-Cap Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund International Small-Cap Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM, LLC.
Current Expenses [Percent]	1.12%	[7]
Average Annual Total Returns, 1 Year [Percent]	23.41%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Pacific Select Fund International Value Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Portfolio Company Name [Text Block]	Pacific Select Fund International Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	47.74%
Average Annual Total Returns, 5 Years [Percent]	17.00%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Pacific Select Fund Large-Cap Core Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Core Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	12.76%
Pacific Select Fund Large-Cap Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital; current income is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM, LLC
Current Expenses [Percent]	0.87%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.39%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	15.08%
Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.66%	[7]
Average Annual Total Returns, 1 Year [Percent]	18.31%
Pacific Select Fund Large-Cap Value Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital; current income is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC ("BNY Newton"
Current Expenses [Percent]	0.82%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.97%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Pacific Select Fund Mid-Cap Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	0.89%	[7]
Average Annual Total Returns, 1 Year [Percent]	2.22%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	11.07%
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class I)
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.66%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.04%
Pacific Select Fund Mid-Cap Value Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I (formerly called Class D)
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	15.22%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high, long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[7]
Average Annual Total Returns, 1 Year [Percent]	18.94%
Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.93%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term growth of capital with low, current income.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[7]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	8.13%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.94%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high, long-term capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	17.08%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	4.12%
Pacific Select Fund Portfolio Optimization Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term capital appreciation with low, current income.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.31%
Average Annual Total Returns, 5 Years [Percent]	6.68%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.64%	[7]
Average Annual Total Returns, 1 Year [Percent]	20.44%
Pacific Select Fund Real Estate Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Real Estate Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors LLC
Current Expenses [Percent]	1.01%	[7]
Average Annual Total Returns, 1 Year [Percent]	2.12%
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	5.29%
Pacific Select Fund Short Duration Bond Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income; capital appreciation is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Short Duration Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.95%
Average Annual Total Returns, 10 Years [Percent]	2.17%
Pacific Select Fund Small-Cap Equity Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Equity Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC
Current Expenses [Percent]	0.92%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Pacific Select Fund Small-Cap Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation; no consideration is given to income.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	10.33%
Pacific Select Fund Small-Cap Index Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of an index of small-capitalization companies.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Index Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.22%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.70%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.49%
Pacific Select Fund Small-Cap Value Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Avantis Investors by American Century
Current Expenses [Percent]	0.84%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	6.37%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Pacific Select Fund Technology Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Technology Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.05%	[7]
Average Annual Total Returns, 1 Year [Percent]	22.65%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	17.45%
Pacific Select Fund Total Return Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Total Return Portfolio Class I (formerly called Pacific Select Fund Managed Bond Portfolio Class I)
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	8.98%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	2.47%
Pacific Select Fund Value Advantage Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term total return from a combination of income and capital gains.
Portfolio Company Name [Text Block]	Pacific Select Fund Value Advantage Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.89%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.57%
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Pacific Select Fund Value Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	(Putnam Investment Management, LLC
Current Expenses [Percent]	0.87%	[7]
Average Annual Total Returns, 1 Year [Percent]	20.39%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	8.89%
Templeton Global Bond VIP Fund Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
VanEck VIP Global Resources Fund Class S [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
CoreIncome Advantage Select (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	CoreIncome Advantage Select (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● Owners/Annuitants must be the Designated Lives, and both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 65.

● Taking a withdrawal before the youngest Designated Life is age 65 or a withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	CoreIncome Advantage Select (Joint)
CoreIncome Advantage Select (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	CoreIncome Advantage Select (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● The Owner/Annuitant must be the Designated Life and be 85 or younger at purchase (for Non-Natural Owners, the youngest must be the Designated Life).

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 65 for the Designated Life.

● Taking a withdrawal before age 65 or withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	CoreIncome Advantage Select (Single)
DCA Plus [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	DCA Plus
Purpose of Benefit [Text Block]	Allows dollar cost averaging transfers from the DCA Plus Fixed Option to one or more Variable Investment Options. Amounts held in the DCA Plus Fixed Option will earn a guaranteed minimum interest rate.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Can only have one dollar cost averaging program in effect at one time. ● Only available prior to the Annuity Date. ● Program transfers do not count against limits on permitted transfers
Name of Benefit [Text Block]	DCA Plus
Death Benefit Amount [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit Amount
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Net Contract Value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Poor investment performance will reduce the death benefit amount. ● Withdrawals will reduce the death benefit amount. ● This benefit terminates upon annuitization.
Name of Benefit [Text Block]	Death Benefit Amount
Dollar Cost Averaging [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows dollar cost averaging transfers from one Variable Investment Option to one or more Variable Investment Options. Dollar cost averaging may allow you to average the purchase prices of Variable Investment Options over time, and may permit a “smoothing” of abrupt peaks and drops in price.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Amounts can only be transferred to one or more Variable Investment Options.

● Can only have one dollar cost averaging program in effect and cannot have a DCA Plus program in effect at the same time.

● Only available prior to the Annuity Date.

Name of Benefit [Text Block]	Dollar Cost Averaging
Earning Enhancement Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Earning Enhancement Death Benefit
Purpose of Benefit [Text Block]	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any Earnings as of the date of death—to the death benefit proceeds.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]

● Not available for Contracts issue in California.

● Available at Contract purchase and within 60 days of Contract Issue.

● Owner and Annuitant must be 75 years on the date of purchase.

● Withdrawals are first taken from Earnings in the Contract.

● The enhanced amount percentage applied is based on the age of the oldest Owner on the Rider Effective Date or effective date of certain Owner changes.

● There is no additional amount added if there are no Earnings on the Contract as of the date of death.

● An ownership change to an Owner who is older than 75 will terminate the rider.

● May not voluntarily terminate the rider.

	● Benefit and benefit charges terminate upon annuitization orwhen the Contract Value is reduced to zero.
Name of Benefit [Text Block]	Earning Enhancement Death Benefit
Earning Enhancement Death Benefit (for California) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Earning Enhancement Death Benefit (for California)
Purpose of Benefit [Text Block]	This benefit may enhance the death benefit, by adding an additional amount—equal to a percent of any Earnings as of the date of death—to the death benefit proceeds.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]

● Only available for Contracts issued in California.

● Available at Contract purchase and within 60 days of Contract Issue.

● Owner and Annuitant must be 75 years or younger on the date of purchase.

● Withdrawals are first taken from Earnings in the Contract.

● The enhanced amount percentage applied is based on the age of the oldest Annuitant on the Rider Effective Date.

● There is no additional amount added if there are no earnings on the Contract as of the date of death.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Name of Benefit [Text Block]	Earning Enhancement Death Benefit (for California)
Earnings Enhancement Death Benefit (EEDB) (including California version) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Earnings Sweep [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Earnings Sweep
Purpose of Benefit [Text Block]	Allows you to automatically transfer your earnings from the Fidelity VIP Government Money Market to one or more Variable Investment Options.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Transfers can occur monthly, quarterly, semi-annually, or annually.

● Can only have one earnings sweep program in effect at one time.

● If withdrawals occur during a period, we will assume that the withdrawal was taken from earnings and will reduce the amount transferred during the period.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Earnings Sweep
Investment Guard (10-Year Option) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%	[9]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, or 20% Buffer
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 10-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%	[9]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Maximum age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 10 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 10 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, or 20% Buffer
Investment Guard (5-Year Option) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%	[9]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Investment Guard (5-Year Option) – 10% Buffer
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 5-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%	[9]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Maximum age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 5 years from the maximum annuitization age at time of purchase.

● The rider’s effective date is at least 5 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

	● We reserve the right to reject and restrict additional Purchase Payments.● Benefit and benefit charges terminate upon annuitization.
Name of Benefit [Text Block]	Investment Guard (5-Year Option) – 10% Buffer
Investment Guard (7-Year Option) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%	[9]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Investment Guard (7-Year Option) – 10% Buffer or 15% Buffer
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 7-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%	[9]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Cannot change Buffer Percentage during the Term of the rider.

● Maximum age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 7 years from the maximum annuitization age at time of purchase.

● The rider’s effective date must be at least 7 years before your selected Annuity Date.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals) made during the Term will lower the Protected Base.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Investment Guard (7-Year Option) – 10% Buffer or 15% Buffer
Loan Interest Rate [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[10]
Optional Benefit Expense, Footnotes [Text Block]	As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[10]
Optional Benefit Expense, Footnotes [Text Block]	As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans.
Loans [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	5.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]

● Not available to all Contract Owners.

● Contract Value held in Loan Account to secure Contract Debt earns interest at a 3% annual rate. The net annual interest rate charged on Contract Debt is 2%.

● You may have only one loan outstanding at any time.

● The minimum loan amount is $1,000, subject to certain state limitations.

● The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

● Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Name of Benefit [Text Block]	Loans
Mortality and Expense Risk Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	0.85%
Portfolio Rebalancing [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Portfolio Rebalancing
Pre-Authorized Withdrawals [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically take partial withdrawals from the Contract
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Return of Purchase Payments Death Benefit II [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit II
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]

● Only available for Contracts issued in California.

● Available only at contract purchase.

● Must be 85 or younger on the Contract Date.

● You may not own both the Return of Purchase Payments Death Benefit Rider II and the Stepped-Up Death Benefit Rider II at the same time.

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● May not voluntarily terminate the rider.

	● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit II
Return of Purchase Payments Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value or the total of all Purchase Payments adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]

● Not available for Contracts issued in California.

● Available only at contract purchase.

● Must be 85 or younger on the Contract Date.

● You may not own both the Return of Purchase Payments Death Benefit Rider and the Stepped-Up Death Benefit Rider at the same time.

● Certain ownership changes may reduce benefits.

● Withdrawals will proportionately reduce the benefit and the reduction made may be greater than the actual amount withdrawn.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Stepped-Up Death Benefit II [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Stepped-Up Death Benefit II
Purpose of Benefit [Text Block]	This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this option, adjusted for withdrawals. Provides for step-ups to increase the death benefit amount under this benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]

● Only available for Contracts issued in California

● Available only at contract purchase.

● Owner and Annuitant must be 75 or younger on the purchase date. You may not own both the Return of Purchase Payments Death Benefit Rider II and the Stepped-Up Death Benefit Rider II at the same time.

● Step-ups stop on the Contract Anniversary prior to the oldest Annuitant reaching age 81.

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● May not voluntarily terminate the rider.

● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

Name of Benefit [Text Block]	Stepped-Up Death Benefit II
Stepped-Up Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Stepped-Up Death Benefit
Purpose of Benefit [Text Block]	This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this option, adjusted for withdrawals. Provides for step-ups to increase the death benefit amount under this benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]

● Not available for Contracts issued in California.

● Available only at contract purchase.

● Must be 75 or younger on Contract Date.

●  You may not own both the Return of Purchase Payments Death Benefit Rider and the Stepped-Up Death Benefit Rider at the same time.

● Certain ownership changes may reduce benefits

● Withdrawals will reduce this benefit and the reduction made may be greater than the actual amount withdrawn.

● Step-ups stop once on the Contract Anniversary prior to the oldest owner or annuitant reaches age 81.

● May not voluntarily terminate the rider.

	● Benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.
Name of Benefit [Text Block]	Stepped-Up Death Benefit
Withdrawal Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	7.00%	[11]
Other Annual Expense, Footnotes [Text Block]	Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

Maximum Withdrawal Charge (as a percentage of Purchase Payments withdrawn)

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	7%	7%	6%	5%	3%	0%

The age is measured from the date of each Purchase Payment. The withdrawal charge may not apply or may be reduced under certain circumstances. For situations where a withdrawal charge may not apply, see WITHDRAWALS – Withdrawals Free of a Withdrawal Charge and see CHARGES, FEES AND ADJUSTMENTS for situations where the withdrawal charge amount may be reduced.

DCA Plus Fixed Option 1 [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Plus Fixed Option
Fixed Option Available, Term	6 months	[12]
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.70%
DCA Plus Fixed Option 2 [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Plus Fixed Option
Fixed Option Available, Term	12 months	[12]
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.70%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is There a Risk of Loss from Poor Performance?

Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.

Principal Risks of Investing in the Contract

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is this a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Withdrawal charges may apply for the first 5 years following your last Purchase Payment and will reduce the Contract Value if you withdraw money during that time.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract

Charges, Fees and Adjustments - Withdrawal Charge

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds and fixed options).

Each Investment Option(including any fixed option) will have its own unique risks. Any fixed option is not registered with the SEC.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract

Appendix: Investment Options Available Under the Contract

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Market Risk

You can lose money by investing in this Contract, including loss of principal. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. Certain Investment Options may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions. You bear the risk of any Investment Option you choose.

You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives. The risk could also have a significant negative impact on certain benefits and guarantees under the Contract. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Contract Benefits Risk [Member]
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]

Contract Benefits Risk

Certain benefits under the Contract may limit the Investment Options that are available to you and failure to follow these restrictions may result in a failure to receive the benefits under your Contract. If you choose an optional living benefit rider, you must follow any investment allocation requirements for the rider during the entire time you own the rider. The allowable Investment Options may seek to minimize market risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the benefit. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

The Contract offers dollar cost averaging, which neither assures a profit nor protects against a loss. Because systematic investing programs like dollar cost averaging involves continuous investing regardless of fluctuating price levels, you should carefully consider your tolerance to continue investing through periods of fluctuating prices. Also, you may miss out on potential growth if the market increases suddenly since systematic investing is spread out over time. The Contract also offers portfolio rebalancing services which allow you to automatically rebalance your values among Variable Investment Options based on percentages that you specify on a specific time frame (i.e. quarterly). Rebalancing may result in transferring out of a high performing Investment Option thereby reducing your potential for future growth. Similarly, rebalancing may result in transferring into an underperforming Investment Option.

We currently do not offer any asset allocation programs or models. We reserve the right to add an asset allocation model or program as an additional optional Investment Option in the future and add, remove or change allowable Investment Options at any time. Asset allocation, in general, is an investment strategy intended to optimize the selection of Investment Options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effect of market volatility over the long term. There is no guarantee that an asset allocation model or program will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Option, asset class or different combination of Investment Options. In addition, the model is subject to all the risks associated with its underlying Investment Options.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to us, and any obligations(including any fixed option), guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

Pacific Life and the Separate Account

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations(including any fixed option), guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Changes Risk

We reserve the right to remove or substitute Investment Options, stop accepting additional Purchase Payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales.

Cybersecurity and Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value.. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Withdrawal Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Early Withdrawal Risks

This Contract is not suitable as short-term savings vehicle. This Contract may not be the right one for you if you need to withdraw money for short-term needs, because withdrawal charges and tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 65 years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Rate Sheet Prospectus [Member]
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.10%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.29%	[6]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%	[6]
Optional Benefits Minimum [Percent]	0.10%	[13]
Optional Benefits Maximum [Percent]	1.25%	[13]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).
Lowest Annual Cost [Dollars]	$ 1,270.19
Highest Annual Cost [Dollars]	$ 5,094.81

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
[3]	As a percentage of the Protected Payment Base or Protected Base (depending on the living benefit selected) and average daily Variable Account Value or Contract Value (depending on the optional death benefit selected).
[4]	We deduct an Annual Fee on each Contract Anniversary up to your Annuity Date and when you make a full withdrawal if the Contract Value on these days is less than $50,000 after deducting any outstanding loan and interest (your Net Contract Value). See CHARGES, FEES AND ADJUSTMENTS.
[5]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge percentage may decrease or increase based on your Contract Value. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
[6]	As a percentage of Fund assets.
[7]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[8]	Effective May 1, 2026, transfer requests and premium allocations designated to this Investment Option are no longer accepted. If you were invested in this option prior to the effective date, you may continue to allocate premiums to this option. If at any time, you reduce your investment in this fund to $0, you will not be able to invest in this fund again in the future.
[9]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
[10]	As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans.
[11]	Below is the range of Withdrawal Charges under the Contract. See CHARGES, FEES AND ADJUSTMENTS – Withdrawal Charge – How the Withdrawal Charge is Determined for additional information.

Maximum Withdrawal Charge (as a percentage of Purchase Payments withdrawn)

“Age” of Payment in Years:	1	2	3	4	5	6 or more
Withdrawal Charge Percentage:	7%	7%	6%	5%	3%	0%

The age is measured from the date of each Purchase Payment. The withdrawal charge may not apply or may be reduced under certain circumstances. For situations where a withdrawal charge may not apply, see WITHDRAWALS – Withdrawals Free of a Withdrawal Charge and see CHARGES, FEES AND ADJUSTMENTS for situations where the withdrawal charge amount may be reduced.

[12]	6 or 12 month terms are currently offered. However, DCA Plus provides a way to transfer amounts monthly from the DCA Plus Fixed Option to one or more Variable Investment Option(s) currently over a period of up to 24 months, depending on what Guarantee Terms we offer. Please contact us for the Guarantee Terms currently available.
[13]	As a percentage of the Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).